Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other payables [abstract]
Schedule of trade and other payables

	2025	2024
	£m	£m
Trade payables	2,965	2,786
Deferred payables	401	327
Customer contributions[1]	32	34
Social security and other taxes	131	—
Other payables	943	929
	4,472	4,076
1.Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.